Financial income and financial expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr 0	SFr (5,106)	SFr 0
Negative interest on financial assets held at amortized costs	(1)	0	(562)
Interest expense on leases	(24)	(34)	(43)
Other financial expenses	(13)	(15)	(14)
Finance costs	SFr (38)	SFr (5,155)	SFr (619)